Earnings Per Share - Schedule of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share [abstract]
Average number of Ordinary and Savings Shares	21,067,000,000	21,067,000,000	21,067,000,000
Basic earnings per share- Ordinary Shares	€ (0.07)	€ 0.05	€ 0.08
Plus: additional dividends per savings Share		0.01	0.01
Basic earnings per share- Savings Shares	€ (0.07)	€ 0.06	€ 0.09
Basic Earnings Per Share From continuing Operations
Profit (loss) from continuing operations attributable to owners of the Parent	€ (1,411)	€ 1,121	€ 1,811
Less: additional dividends for the Savings Shares		(66)	(66)
Earnings from continuing operations for per share calculation basic	€ (1,411)	€ 1,055	€ 1,745
Average number of Ordinary and Savings Shares	21,067,000,000	21,067,000,000	21,067,000,000
Basic earnings (loss) per share from continuing operations- Ordinary Shares	€ (0.07)	€ 0.05	€ 0.08
Plus: additional dividends per savings Share		0.01	0.01
Basic earnings (loss) per share from continuing operations- Savings Shares	€ (0.07)	€ 0.06	€ 0.09
Basic Earnings Per Share From Discontinued operations/Non-current assets held for sale
Profit (loss) from Discontinued operations/Non-current assets held for sale			€ 47
Average number of Ordinary and Savings Shares	21,067,000,000	21,067,000,000	21,067,000,000
Basic earnings (loss) per share from Discontinued operations/ Non-current assets held for sale-Ordinary Shares	€ 0	€ 0	€ 0
Basic earnings (loss) per share from Discontinued operations/ Non-current assets held for sale-Savings Shares	€ 0	€ 0	€ 0
Average number of Ordinary Shares	15,039,368,195	15,039,368,195	15,039,128,128
Average number of Savings Shares	6,027,791,699	6,027,791,699	6,027,791,699
Total	21,067,159,894	21,067,159,894	21,066,919,827
Profit (loss) for the year attributable to Owners of the Parent	€ (1,411)	€ 1,121	€ 1,808
Less: additional dividends for the savings shares (0.011 per share and up to capacity)		(66)	(66)
Profit loss for calculating earnings per share	€ (1,411)	€ 1,055	€ 1,742